Organization and Principal Activities (Details)									12 Months Ended
		Jul. 29, 2025 HKD ($) shares	Jul. 29, 2025 USD ($) $ / shares shares	Jul. 24, 2025 HKD ($) shares	Jul. 24, 2025 USD ($)	Dec. 12, 2023 shares	Dec. 06, 2023 $ / shares shares	Dec. 04, 2023 $ / shares shares	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Jul. 24, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares
Organization and Principal Activities [Line Items]
Incorporation date									Dec. 04, 2023	Dec. 04, 2023
Gross proceeds (in Dollars)									$ 45,131,640	$ 5,798,522
Mr. Seng Jin Lee [Member]
Organization and Principal Activities [Line Items]
Subsidiary equity interest percentage										57.14%
Mr. Kit Ying Sham [Member]
Organization and Principal Activities [Line Items]
Subsidiary equity interest percentage										28.57%
Xian Hong Jordan Lee [Member]
Organization and Principal Activities [Line Items]
Subsidiary equity interest percentage										14.29%
Cre8 Incorporation Limited [Member]
Organization and Principal Activities [Line Items]
Authorized shares capital							50,000
Par value (in Dollars per share) | $ / shares
Maximum [Member]
Organization and Principal Activities [Line Items]
Subsidiaries percentage						100.00%
Minimum [Member]
Organization and Principal Activities [Line Items]
Subsidiaries percentage						89.29%
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share) | $ / shares	[1]
Common stock, share issued	[1]									1,638,959				1,500,000
Class A Ordinary Shares [Member] | Cre8 Incorporation Limited [Member]
Organization and Principal Activities [Line Items]
Authorized shares capital								180,000
Par value (in Dollars per share) | $ / shares
Voting right								one
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share) | $ / shares
Ordinary shares						2,500
Common stock, share issued										375,000				375,000
Class B Ordinary Shares [Member] | Cre8 Incorporation Limited [Member]
Organization and Principal Activities [Line Items]
Authorized shares capital								20,000
Par value (in Dollars per share) | $ / shares
Voting right								20
IPO [Member]
Organization and Principal Activities [Line Items]
Deferred IPO costs				$ 8,786,788									$ 1,119,365
IPO [Member] | Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share) | $ / shares			$ 0										$ 0
Common stock, share issued				1,450,000									1,450,000
Offering price per share (in Dollars per share) | $ / shares			$ 4										$ 4
Gross proceeds (in Dollars) | $			$ 870,000		$ 5,800,000
Total net proceeds		$ 6,224,106	$ 792,900	$ 38,907,534	$ 4,956,500
Sales of additional shares		217,500	217,500

[1]	Giving retroactive effect to a share consolidation ratio of 12-to-1 on January 15, 2026.